CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Neuberger Berman Advisers Management Trust (1933 Act File No. 002-88566; 1940 Act File No. 811-4255) (“Registrant”) hereby certifies (a) that the form of prospectuses that would have been filed under paragraph (c) of Rule 497 with respect to Absolute Return Multi-Manager Portfolio, Balanced Portfolio, Growth Portfolio, Guardian Portfolio, International Equity Portfolio, Large Cap Value Portfolio, Mid-Cap Growth Portfolio, Mid Cap Intrinsic Value Portfolio, Real Estate Portfolio, Short Duration Bond Portfolio, Small-Cap Growth Portfolio, and Socially Responsive Portfolio, each a series of the Registrant, would not have differed from the prospectuses contained in Post-Effective Amendment No. 72 to the Registrant’s Registration Statement (“Amendment No. 72”), and (b) that Amendment No. 72 was filed electronically.

Dated:	May 5, 2014	By:	/s/ Claudia A. Brandon
		Name:	Claudia A. Brandon
		Title:	Executive Vice President and Secretary